FREIGHT RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 86.0	$ 71.3	$ 62.5
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	87.7	72.6	65.1
Provision for impairment of freight receivables
Disclosure of financial assets that are either past due or impaired [line items]
Total net	1.7	1.3	2.6	$ 1.7
Financial assets neither past due nor impaired | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	44.0	25.5	28.7
Financial assets past due but not impaired | Due before 30 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	18.8	26.0	13.0
Financial assets past due but not impaired | Due between 30 and 180 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	20.5	184.0	18.7
Financial assets past due and impaired | Due after 180 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 4.4	$ 2.7	$ 4.7